Selling, General And Administrative Expenses (Schedule Of Selling General And Administrative Expenses ) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 employees		Dec. 31, 2010 employees		Dec. 31, 2009 employees		Dec. 31, 2008	Dec. 31, 2007
Selling, General And Administrative Expenses [Line Items]
Persons in employment	153		356		345
Personnel expenses	$ 52,262	[1],[2]	$ 39,708	[1],[2]	$ 40,684	[1],[2]
Travel expenses	5,862		5,130		5,216
Professional services	13,159		13,752		12,217
Office expenses	3,943		4,067		3,368
Directors expenses	5,582		4,789		3,382
Aircraft management fee	26,841	[3]	6,395	[3]
Mark-to-market on derivative instruments and foreign currency results	2,811		(1,651)		4,148
Other expenses	10,286		8,437		7,613
Total selling, general and administrative expenses	120,746	[4]	80,627	[4],[5],[6],[7],[8]	76,628	[4],[5],[6]	85,630	79,598
Share-based compensation	6,159		2,875		2,986
Termination and severance payments	5,151
Genesis Lease Limited [Member]
Selling, General And Administrative Expenses [Line Items]
One-off charge related to buy-out of servicing rights	$ 24,500

[1]	Includes share-based compensation of $2,986, $2,875 and $6,159 in the years ended December 31, 2009, 2010 and 2011, respectively.
[2]	Includes termination and severance payments of $5,151 in the year ended December 31, 2011.
[3]	Includes a one-off charge of $24,500 relating to the buy-out of the Genesis portfolio servicing rights in the year ended December 31, 2011.
[4]	Includes share based compensation of $3.0 million ($2.6 million, net of tax), $2.9 million ($2.5 million, net of tax) and $6.2 million ($5.4, net of tax) in the years ended December 31, 2009, 2010 and 2011 respectively.
[5]	As a result of the sale of AeroTurbine and based on ASC 205-20, which governs financials statements for discontinued operations, the results of AeroTurbine have been reclassified to discontinued operations.
[6]	Certain reclassifications have been made to prior years' Consolidated Income Statements to reflect the current year presentation.
[7]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[8]	Includes the results of Genesis Lease Limited ("Genesis") for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha Capital PJSC ("Waha").